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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            July 12, 2007
---------------------     -------------------------        -------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      54
                                           ------------

Form 13F Information Table Value Total:      $94,681
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     766     14300  SH         SOLE                   13500             800
                                                          428      8000  SH         OTHER                                   8000
American International Group     COM        026874107    2738     39100  SH         SOLE                   36000            3100
                                                           70      1000  SH         OTHER                                   1000
BP Amoco PLC                     COM        055622104     438      6074  SH         SOLE                    5174             900
                                                          271      3760  SH         OTHER                                   3760
Bank of New York                 COM        064057102     265      6400  SH         SOLE                    6400
Berkshire Hathaway Inc. Class    COM        084670207     350        97  SH         SOLE                      85              12
Bristol Myers Co.                COM        110122108     240      7600  SH         SOLE                    7600
Chevron Corp.                    COM        166764100     202      2400  SH         SOLE                    2400
Cisco Systems                    COM        17275R102    3899    140000  SH         SOLE                  132600            7400
Citigroup, Inc.                  COM        172967101     693     13505  SH         SOLE                   13505
Coca Cola Co.                    COM        191216100    1616     30900  SH         SOLE                   28400            2500
E. I. duPont de Nemours & Co.    COM        263534109    2074     40800  SH         SOLE                   37800            3000
EMC Corp.                        COM        268648102    1392     76900  SH         SOLE                   68500            8400
Exxon Mobil                      COM        30231G102    1137     13552  SH         SOLE                   13052             500
                                                          737      8784  SH         OTHER                                   8784
General Electric Co.             COM        369604103    2893     75571  SH         SOLE                   71711            3860
                                                          571     14928  SH         OTHER                                  14928
HSBC Holdings                    COM        404280406     203      2212  SH         SOLE                    1712             500
Hewlett Packard                  COM        428236103    1151     25800  SH         SOLE                   21600            4200
IBM                              COM        459200101    1700     16152  SH         SOLE                   14652            1500
                                                          112      1064  SH         OTHER                                   1064
ING Groep NV                     COM        456837103    2845     64700  SH         SOLE                   62200            2500
Intel Corp.                      COM        458140100    2362     99500  SH         SOLE                   92500            7000
                                                           36      1500  SH         OTHER                                   1500
JP Morgan Chase                  COM        46625H100    1860     38400  SH         SOLE                   36400            2000
Johnson & Johnson                COM        478160104    3408     55300  SH         SOLE                   51100            4200
KLA Tencor Corp.                 COM        482480100    1758     32000  SH         SOLE                   29100            2900
Marsh & McLennan Companies Inc   COM        571748102    1039     33644  SH         OTHER                                  33644
Masco Corp.                      COM        574599106    1372     48200  SH         SOLE                   44700            3500
Microsoft Corp.                  COM        594918104    2042     69300  SH         SOLE                   63700            5600
                                                           94      3200  SH         OTHER                                   3200
Molson Coors Brewery             COM        60871R209    1757     19000  SH         SOLE                   17400            1600
Motorola, Inc.                   COM        620076109    2386    134800  SH         SOLE                  125200            9600
National City Corp.              COM        635405103    2877     86348  SH         SOLE                   79000            7348
                                                          167      5000  SH         OTHER                                   5000
PepsiCo Inc.                     COM        713448108     389      6000  SH         SOLE                    6000
Plum Creek Timber                COM        729251108    1437     34500  SH         SOLE                   31500            3000
Procter & Gamble Company         COM        742718109     453      7400  SH         SOLE                    6800             600
Progressive Corp.-Ohio           COM        743315103    2344     97972  SH         SOLE                   95472            2500
                                                        23962   1001336  SH         OTHER                 989336           12000
Royal Dutch Shell                COM        780259206    1056     13000  SH         SOLE                   13000
Schlumberger Ltd.                COM        806857108     212      2500  SH         SOLE                    1500            1000
Stryker Corp.                    COM        863667101    8898    141044  SH         SOLE                  133844            7200
                                                          631     10000  SH         OTHER                                  10000
Toyota Motor                     COM        892331307    2165     17200  SH         SOLE                   15700            1500
                                                           63       500  SH         OTHER                                    500
Unilever PLC                     COM        904767704    2503     77600  SH         SOLE                   71880            5720
                                                           87      2700  SH         OTHER                                   2700
Washington Post 'B'              COM        939640108     776      1000  SH         SOLE                    1000
Wyeth                            COM        983024100      52       900  SH         SOLE                                     900
                                                          344      6000  SH         OTHER                                   6000
ING Groep NV 6.2% SER            PFD        456837400    1357     57000  SH         SOLE                   47000           10000
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